Offerings - Offering: 1	Aug. 30, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 5,175,781,495.30
Fee Rate	0.01476%
Amount of Registration Fee	$ 763,945.35
Offering Note	(1) Title of each class of securities to which transaction applies: Enstar Group Limited ordinary shares, par value $1.00 per share ("Enstar Ordinary Shares"). (2) Aggregate number of securities to which transaction applies: As of August 28, 2024, the maximum number of Enstar Ordinary Shares to which this transaction applies is estimated to be 15,657,512, which consists of (a) 14,666,024 issued and outstanding Enstar Ordinary Shares (including 2,035 issued and outstanding Enstar Ordinary Shares awarded subject solely to service-based vesting requirements and not performance based vesting requirements), which may be entitled to receive the total per share price of $338; (b) 168,626 Enstar Ordinary Shares underlying outstanding restricted share unit awards subject solely to service-based vesting requirements and not performance-based vesting requirements, which may be entitled to receive the total per share price of $338; (c) 257,232 Enstar Ordinary Shares underlying outstanding performance share unit awards subject to performance-based vesting requirements (assuming such awards vest at their maximum level), which may be entitled to receive the total per share price of $338; and (d) 565,630 Enstar Ordinary Shares held subject to that certain Joint Stock Ownership Agreement by and among Enstar Group Limited, Dominic F. Silvester and Zedra Trust Company (Guernsey) Limited dated as of January 21, 2020, as amended and restated as of July 1, 2022 (the "JSOP"), which may be entitled to receive the difference between the total per share price of $338 and $205.89, in each case subject to any required withholding of taxes. (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated based on the sum of (a) the product of 14,666,024 issued and outstanding Enstar Ordinary Shares (including 2,035 issued and outstanding Enstar Ordinary Shares awarded subject solely to service-based vesting requirements and not performance-based vesting requirements) and the total per share price of $338; (b) the product of 168,626 Enstar Ordinary Shares underlying outstanding restricted share unit awards subject solely to service-based vesting requirements and not performance-based vesting requirements and the total per share price of $338; (c) the product of 257,232 Enstar Ordinary Shares underlying outstanding performance share unit awards subject to performance-based vesting requirements (assuming such awards vest at their maximum level) and the total per share price of $338; and (d) the product of 565,630 Enstar Ordinary Shares held subject to the JSOP and the difference between the total per share price of $338 and $205.89, in each case subject to any required withholding of taxes. (4) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00014760.